[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE
LOGO (R)]

               BALANCED STRATEGY FUND, CORNERSTONE STRATEGY FUND,
    GROWTH AND TAX STRATEGY FUND, EMERGING MARKETS FUND, INTERNATIONAL FUND,
                       RECIOUS METALS AND MINERALS FUND,
                         WORLD GROWTH FUND, GNMA TRUST,
                         AND TREASURY MONEY MARKET TRUST
                        SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 1, 2007

           AGGRESSIVE GROWTH FUND, GROWTH FUND, GROWTH & INCOME FUND,
              INCOME STOCK FUND, INCOME FUND, SHORT-TERM BOND FUND,
     MONEY MARKET FUND, SCIENCE & TECHNOLOGY FUND, FIRST START GROWTH FUND,
             INTERMEDIATE-TERM BOND FUND, HIGH-YIELD OPPORTUNITIES
                           FUND, SMALL CAP STOCK FUND,
                       CAPITAL GROWTH FUND, AND VALUE FUND
                        SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2007

          TAX EXEMPT LONG-TERM FUND, TAX EXEMPT INTERMEDIATE-TERM FUND,
          TAX EXEMPT SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND
                        SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

              CALIFORNIA BOND FUND AND CALIFORNIA MONEY MARKET FUND
                        SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                NEW YORK BOND FUND AND NEW YORK MONEY MARKET FUND
                        SUPPLEMENT DATED JANUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                VIRGINIA BOND FUND AND VIRGINIA MONEY MARKET FUND
                        SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

                         FLORIDA TAX-FREE INCOME FUND AND
                       FLORIDA TAX-FREE MONEY MARKET FUND
                        SUPPLEMENT DATED JUNE 10, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2007

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     The paragraph referencing  "Investor  Eligibility" on page 3 in each of the above referenced Statements of Additional Information has been deleted.







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